Property and equipment	12 Months Ended
Dec. 31, 2020
Property and equipment
Property and equipment

6     Property and equipment

Property and equipment consist of the following:

		Research
	Furniture	and
	and	manufacturing	Leasehold	Equipment
	fittings	equipment	improvements	under lease	Total
	$	$	$	$	$

Year ended December 31, 2019
Opening net book value	71	419	393	—	883
Foreign exchange	6	(14)	46	—	38
Depreciation	(32)	(283)	(79)	—	(394)
Closing net book value	45	122	360	—	527

At December 31, 2019
Cost	181	1,068	553	—	1,802
Accumulated depreciation	(136)	(946)	(193)	—	(1,275)
Net book value	45	122	360	—	527

Year ended December 31, 2020
Opening net book value	45	122	360	—	527
Additions	—	—	—	633	633
Foreign exchange	1	14	12	24	51
Depreciation	(34)	(136)	(59)	(123)	(352)
Closing net book value	12	—	313	534	859

At December 31, 2020
Cost	127	1,068	553	633	2,381
Accumulated depreciation	(115)	(1,068)	(240)	(99)	(1,522)
Net book value	12	—	313	534	859